Portfolio of Investments February 28, 2026
Lifestyle Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—80.0%
1,632,348
Nuveen Core Bond Fund, Class R6 $ 15,327,745
1,629,544
Nuveen Core Plus Bond Fund, Class R6 15,317,714
2,981,853
Nuveen Short Term Bond Fund, Class R6 30,534,172
TOTAL FIXED INCOME 61,179,631
INTERNATIONAL EQUITY—7.1%
84,573
Nuveen Emerging Markets Equity Fund, Class R6 973,435
83,662
Nuveen International Equity Fund, Class R6 1,432,288
90,654
Nuveen International Opportunities Fund, Class R6 1,601,862
16,230
Nuveen International Value Fund, Class I 676,793
50,227
Nuveen Quant International Small Cap Equity Fund, Class R6 755,914
TOTAL INTERNATIONAL EQUITY 5,440,292
U.S. EQUITY—12.8%
88,142
Nuveen Core Equity Fund, Class R6 1,315,960
24,615
Nuveen Dividend Growth Fund, Class R6 1,592,110
96,140
Nuveen Dividend Value Fund, Class R6 1,542,092
39,815
Nuveen Growth Opportunities ETF 1,506,600
56,893
Nuveen Large Cap Growth Fund, Class R6 1,587,882
63,745
Nuveen Large Cap Value Fund, Class R6 1,619,764
7,393
Nuveen Quant Small Cap Equity Fund, Class R6 153,327
8,686
Nuveen Small Cap Select Fund, Class R6 145,923
21,588
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 362,039
TOTAL U.S. EQUITY 9,825,697
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $71,947,490) 76,445,620
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$77,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 77,000
TOTAL REPURCHASE AGREEMENT 77,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $77,000) 77,000
TOTAL INVESTMENTS—100.0%
(Cost $72,024,490) 76,522,620
OTHER ASSETS & LIABILITIES, NET—(0.0)% (37,912)
NET ASSETS—100.0% $ 76,484,708
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $77,023 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 0.125%
and maturity date 4/15/26, valued at $78,573.

Lifestyle Income

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $76,445,620 $— $— $76,445,620
Short-Term Investments
:
Repurchase agreement — 77,000 — 77,000
Total $76,445,620 $77,000 $— $76,522,620
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifestyle Conservative

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—59.9%
3,498,162
Nuveen Core Bond Fund, Class R6 $ 32,847,744
10,477,737
Nuveen Core Plus Bond Fund, Class R6 98,490,725
6,411,760
Nuveen Short Term Bond Fund, Class R6 65,656,425
TOTAL FIXED INCOME 196,994,894
INTERNATIONAL EQUITY—14.2%
723,576
Nuveen Emerging Markets Equity Fund, Class R6 8,328,363
716,244
Nuveen International Equity Fund, Class R6 12,262,099
775,989
Nuveen International Opportunities Fund, Class R6 13,711,728
138,971
Nuveen International Value Fund, Class I 5,795,110
431,517
Nuveen Quant International Small Cap Equity Fund, Class R6 6,494,334
TOTAL INTERNATIONAL EQUITY 46,591,634
U.S. EQUITY—25.6%
755,627
Nuveen Core Equity Fund, Class R6 11,281,507
211,185
Nuveen Dividend Growth Fund, Class R6 13,659,464
824,142
Nuveen Dividend Value Fund, Class R6 13,219,244
340,871
Nuveen Growth Opportunities ETF 12,898,559
490,316
Nuveen Large Cap Growth Fund, Class R6 13,684,725
546,938
Nuveen Large Cap Value Fund, Class R6 13,897,703
63,503
Nuveen Quant Small Cap Equity Fund, Class R6 1,317,047
74,538
Nuveen Small Cap Select Fund, Class R6 1,252,237
185,135
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 3,104,713
TOTAL U.S. EQUITY 84,315,199
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $290,489,102) 327,901,727
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$562,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 562,000
TOTAL REPURCHASE AGREEMENT 562,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $562,000) 562,000
TOTAL INVESTMENTS—99.9%
(Cost $291,051,102) 328,463,727
OTHER ASSETS & LIABILITIES, NET—0.1% 402,753
NET ASSETS—100.0% $ 328,866,480
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $562,171 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 4/15/26, valued at $573,276.

Lifestyle Conservative

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Conservative
Affiliated investment companies $327,901,727 $— $— $327,901,727
Short-Term Investments
:
Repurchase agreement — 562,000 — 562,000
Total $327,901,727 $562,000 $— $328,463,727
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifestyle Moderate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.0%
26,411,880
Nuveen Core Plus Bond Fund, Class R6 $ 248,271,671
TOTAL FIXED INCOME 248,271,671
INTERNATIONAL EQUITY—21.3%
2,046,034
Nuveen Emerging Markets Equity Fund, Class R6 23,549,848
2,031,988
Nuveen International Equity Fund, Class R6 34,787,628
2,197,655
Nuveen International Opportunities Fund, Class R6 38,832,570
395,888
Nuveen International Value Fund, Class I 16,508,544
1,226,780
Nuveen Quant International Small Cap Equity Fund, Class R6 18,463,046
TOTAL INTERNATIONAL EQUITY 132,141,636
U.S. EQUITY—38.6%
2,152,854
Nuveen Core Equity Fund, Class R6 32,142,111
598,669
Nuveen Dividend Growth Fund, Class R6 38,721,887
2,336,688
Nuveen Dividend Value Fund, Class R6 37,480,478
970,011
Nuveen Growth Opportunities ETF 36,705,216
1,390,574
Nuveen Large Cap Growth Fund, Class R6 38,810,927
1,549,542
Nuveen Large Cap Value Fund, Class R6 39,373,869
180,174
Nuveen Quant Small Cap Equity Fund, Class R6 3,736,809
211,157
Nuveen Small Cap Select Fund, Class R6 3,547,440
524,827
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,801,346
TOTAL U.S. EQUITY 239,320,083
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $512,555,230) 619,733,390
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$547,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 547,000
TOTAL REPURCHASE AGREEMENT 547,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $547,000) 547,000
TOTAL INVESTMENTS—100.0%
(Cost $513,102,230) 620,280,390
OTHER ASSETS & LIABILITIES, NET—0.0% 253,243
NET ASSETS—100.0% $ 620,533,633
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $547,167 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $558,009.

Lifestyle Moderate

Portfolio of Investments February 28, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Moderate
Affiliated investment companies $619,733,390 $— $— $619,733,390
Short-Term Investments
:
Repurchase agreement — 547,000 — 547,000
Total $619,733,390 $547,000 $— $620,280,390
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifestyle Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—20.0%
7,404,571
Nuveen Core Plus Bond Fund, Class R6 $ 69,602,972
TOTAL FIXED INCOME 69,602,972
INTERNATIONAL EQUITY—28.4%
1,543,711
Nuveen Emerging Markets Equity Fund, Class R6 17,768,111
1,518,187
Nuveen International Equity Fund, Class R6 25,991,359
1,637,018
Nuveen International Opportunities Fund, Class R6 28,926,105
295,512
Nuveen International Value Fund, Class I 12,322,831
925,348
Nuveen Quant International Small Cap Equity Fund, Class R6 13,926,485
TOTAL INTERNATIONAL EQUITY 98,934,891
U.S. EQUITY—51.5%
1,601,851
Nuveen Core Equity Fund, Class R6 23,915,635
452,183
Nuveen Dividend Growth Fund, Class R6 29,247,187
1,748,247
Nuveen Dividend Value Fund, Class R6 28,041,885
722,355
Nuveen Growth Opportunities ETF 27,333,913
1,042,808
Nuveen Large Cap Growth Fund, Class R6 29,104,779
1,159,190
Nuveen Large Cap Value Fund, Class R6 29,455,012
134,876
Nuveen Quant Small Cap Equity Fund, Class R6 2,797,325
158,068
Nuveen Small Cap Select Fund, Class R6 2,655,546
392,871
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,588,449
TOTAL U.S. EQUITY 179,139,731
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $265,597,582) 347,677,594
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$333,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 333,000
TOTAL REPURCHASE AGREEMENT 333,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $333,000) 333,000
TOTAL INVESTMENTS—100.0%
(Cost $265,930,582) 348,010,594
OTHER ASSETS & LIABILITIES, NET—(0.0)% (99,313)
NET ASSETS—100.0% $ 347,911,281
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $333,102 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $339,718.

Lifestyle Growth

Portfolio of Investments February 28, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Growth
Affiliated investment companies $347,677,594 $— $— $347,677,594
Short-Term Investments
:
Repurchase agreement — 333,000 — 333,000
Total $347,677,594 $333,000 $— $348,010,594
1 1 1 1 1

Portfolio of Investments February 28, 2026
Lifestyle Aggressive Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
INTERNATIONAL EQUITY—35.5%
1,565,341
Nuveen Emerging Markets Equity Fund, Class R6 $ 18,017,072
1,560,546
Nuveen International Equity Fund, Class R6 26,716,540
1,684,075
Nuveen International Opportunities Fund, Class R6 29,757,604
302,867
Nuveen International Value Fund, Class I 12,629,535
950,371
Nuveen Quant International Small Cap Equity Fund, Class R6 14,303,090
TOTAL INTERNATIONAL EQUITY 101,423,841
U.S. EQUITY—64.4%
1,644,932
Nuveen Core Equity Fund, Class R6 24,558,834
463,070
Nuveen Dividend Growth Fund, Class R6 29,951,371
1,795,166
Nuveen Dividend Value Fund, Class R6 28,794,469
738,097
Nuveen Growth Opportunities ETF 27,929,591
1,071,975
Nuveen Large Cap Growth Fund, Class R6 29,918,812
1,190,962
Nuveen Large Cap Value Fund, Class R6 30,262,332
138,771
Nuveen Quant Small Cap Equity Fund, Class R6 2,878,118
164,036
Nuveen Small Cap Select Fund, Class R6 2,755,813
403,711
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,770,233
TOTAL U.S. EQUITY 183,819,573
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $203,848,382) 285,243,414
TOTAL INVESTMENTS—99.9%
(Cost $203,848,382) 285,243,414
OTHER ASSETS & LIABILITIES, NET—0.1% 410,338
NET ASSETS—100.0% $ 285,653,752
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Aggressive Growth

Portfolio of Investments February 28, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Lifestyle Aggressive Growth
Affiliated investment companies $285,243,414 $— $— $285,243,414
Total $285,243,414 $— $— $285,243,414
1 1 1 1 1

Portfolio of Investments February 28, 2026
Managed Allocation

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.0%
40,437,582
Nuveen Core Plus Bond Fund, Class R6 $ 380,113,274
TOTAL FIXED INCOME 380,113,274
INTERNATIONAL EQUITY—21.3%
3,133,470
Nuveen Emerging Markets Equity Fund, Class R6 36,066,237
3,107,459
Nuveen International Equity Fund, Class R6 53,199,692
3,364,470
Nuveen International Opportunities Fund, Class R6 59,450,176
605,641
Nuveen International Value Fund, Class I 25,255,219
1,880,465
Nuveen Quant International Small Cap Equity Fund, Class R6 28,301,001
TOTAL INTERNATIONAL EQUITY 202,272,325
U.S. EQUITY—38.6%
3,295,123
Nuveen Core Equity Fund, Class R6 49,196,185
917,004
Nuveen Dividend Growth Fund, Class R6 59,311,849
3,578,788
Nuveen Dividend Value Fund, Class R6 57,403,767
1,485,225
Nuveen Growth Opportunities ETF 56,200,914
2,129,430
Nuveen Large Cap Growth Fund, Class R6 59,432,382
2,374,731
Nuveen Large Cap Value Fund, Class R6 60,341,907
275,759
Nuveen Quant Small Cap Equity Fund, Class R6 5,719,233
323,462
Nuveen Small Cap Select Fund, Class R6 5,434,157
803,532
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 13,475,238
TOTAL U.S. EQUITY 366,515,632
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $750,257,053) 948,901,231
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$821,000 (b) Fixed Income Clearing Corporation 3 .660% 03/02/26 821,000
TOTAL REPURCHASE AGREEMENT 821,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $821,000) 821,000
TOTAL INVESTMENTS—100.0%
(Cost $751,078,053) 949,722,231
OTHER ASSETS & LIABILITIES, NET—(0.0)% (132,933)
NET ASSETS—100.0% $ 949,589,298
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $821,250 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $837,510.

Managed Allocation

Portfolio of Investments February 28, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Affiliated investment companies $948,901,231 $— $— $948,901,231
Short-Term Investments
:
Repurchase agreement — 821,000 — 821,000
Total $948,901,231 $821,000 $— $949,722,231
1 1 1 1 1